Advances for drilling units under construction and related costs	6 Months Ended
Jun. 30, 2018
Advances For Drilling Unit Under Construction And Related Costs [Abstract]
Advances for drilling units under construction and related costs

6.  Advances for drilling units under construction and related costs:

The amounts shown in the accompanying consolidated balance sheets include milestone payments under the drilling unit building contracts with the shipyards, supervision costs and any material related expenses incurred during the construction periods, all of which are capitalized in accordance with the accounting policy discussed in Note 2 of the consolidated financial statements for the year ended December 31, 2017.

The movement or the advances for drilling units under construction for the six-month period ended June 30, 2018, was as follows:

Balance December 31, 2017	$-
Advances for drilling units under construction and related costs	35,552
Balance June 30, 2018	$35,552

On August 11, 2016, the Company entered into agreements with the shipyard to amend certain terms relating to contracts for the construction of its two seventh generation drilling units (the Ocean Rig Santorini and the Ocean Rig Amorgos) and one eighth generation drilling unit (the Ocean Rig Crete) which were previously scheduled for delivery in 2017, 2019 and 2018, respectively. As part of these agreements, the deliveries of the Ocean Rig Santorini and the Ocean Rig Crete were postponed to June 2018 and January 2019, respectively, certain installments were rescheduled and the total construction costs were increased to $694,790 and $709,565, respectively. With respect to the Ocean Rig Santorini and the Ocean Rig Crete, on April 18, 2018 and June 28, 2018, respectively, the Company's subsidiaries holding the shipbuilding contracts for the construction of the drilling units entered into agreements with the shipyard to amend certain terms relating to the contracts. As part of the agreements, the delivery of the drilling units was postponed to September 2019 and September 2020, respectively, with the Company’s option to bring forward the deliveries. With respect to the Ocean Rig Santorini, the total construction cost was increased to $716,790 and an interim installment of $35,000 was paid to the shipyard on April 20, 2018. With respect to the Ocean Rig Amorgos, the Company had previously agreed to suspend the drilling unit's construction, subject to the Company's option, to resume construction within a period of 18 months after the date of the agreement. This option expired in February 2018. As of December 31, 2016, the Company impaired the total advances and related costs provided to the shipyard for the Ocean Rig Amorgos and as of December 31, 2017 the Company impaired the total advances and related costs provided to the shipyard for the Ocean Rig Crete and Ocean Rig Santorini.

As of June 30, 2018, an amount of $552, relating to capitalized interest and finance costs, is included in the "Advances for drilling units under construction and related costs" (Notes 9, 13).